UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

May 31, 2022

Loomis Sayles Global Growth Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Vaughan Nelson Select Fund

LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:

Aziz V. Hamzaogullari, CFA®	Class A LSAGX

Loomis, Sayles & Company, L.P.	Class C LSCGX

Class N LSNGX

Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Average Annual Total Returns — May 31, 20223

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 3/31/16)				Class Y/A/C	Class N
NAV	-21.67%	-24.08%	8.52%	10.80%	—%	1.04%	0.95%

Class A (Inception 3/31/16)
NAV	-21.75	-24.29	8.26	10.51	—	1.29	1.20
With 5.75% Maximum Sales Charge	-26.24	-28.64	6.99	9.45	—

Class C (Inception 3/31/16)
NAV	-22.07	-24.85	7.45	9.68	—	2.04	1.95
With CDSC[1]	-22.79	-25.55	7.45	9.68	—

Class N (Inception 3/31/17)
NAV	-21.60	-24.00	8.58	—	9.98	0.98	0.90

Comparative Performance
MSCI All Country World Index (Net)[2]	-9.35	-6.78	9.00	10.34	9.46

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:

John R. Bell	Class A LSFAX

Michael L. Klawitter, CFA®	Class C LSFCX

Heather M. Young, CFA®	Class N LSFNX

Loomis, Sayles & Company, L.P.	Class Y LSFYX

Investment Goal

The Fund seeks to provide a high level of current income.

Average Annual Total Returns — May 31, 20223

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class	Gross	Net

Class Y
NAV	-2.88%	-1.72%	2.20%	3.78%	—%	1.00%	0.81%

Class A
NAV	-3.01	-1.98	1.94	3.52	—	1.25	1.06
With 3.50% Maximum Sales Charge	-6.35	-5.44	1.22	3.14	—

Class C
NAV	-3.39	-2.73	1.17	2.90	—	2.00	1.81
With CDSC[1]	-4.34	-3.67	1.17	2.90	—

Class N (Inception 3/31/17)
NAV	-2.86	-1.68	2.24	—	2.32	1.04	0.76

Comparative Performance
S&P/LSTA Leveraged Loan Index[2]	-1.82	-0.26	3.35	4.04	3.40

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2	The S&P/LSTA Leveraged Loan Index covers loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:

Chris D. Wallis, CFA®	Class A VNSAX

Scott J. Weber, CFA®	Class C VNSCX

Vaughan Nelson Investment Management, L.P.	Class N VNSNX

Class Y VNSYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — May 31, 20223

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 6/29/12)				Class Y/A/C	Class N
NAV	-10.26%	6.45%	14.74%	15.25%	—%	0.86%	0.85%

Class A (Inception 6/29/12)
NAV	-10.34	6.22	14.45	14.96	—	1.11	1.10
With 5.75% Maximum Sales Charge	-15.49	0.11	13.11	14.28	—

Class C (Inception 6/29/12)
NAV	-10.70	5.40	13.59	14.27	—	1.86	1.85
With CDSC[1]	-11.34	4.65	13.59	14.27	—

Class N (Inception 3/31/17)
NAV	-10.24	6.52	14.78	—	15.01	49.24	0.80

Comparative Performance
S&P 500® Index[2]	-8.85	-0.30	13.38	14.01	13.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2021 through May 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID DURING PERIOD* 12/1/2021 – 5/31/2022
Class A
Actual	$1,000.00	$782.50	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$779.30	$8.65
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class N
Actual	$1,000.00	$784.00	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53
Class Y
Actual	$1,000.00	$783.30	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID DURING PERIOD* 12/1/2021 – 5/31/2022
Class A
Actual	$1,000.00	$969.90	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$966.10	$8.82
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class N
Actual	$1,000.00	$971.40	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y
Actual	$1,000.00	$971.20	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID DURING PERIOD* 12/1/2021 – 5/31/2022
Class A
Actual	$1,000.00	$896.60	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44
Class C
Actual	$1,000.00	$893.00	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20
Class N
Actual	$1,000.00	$897.60	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class Y
Actual	$1,000.00	$897.40	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.08%, 1.83%, 0.80% and 0.83% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Global Growth Fund	87%	72%	54%
Loomis Sayles Senior Floating Rate and Fixed Income Fund	30%	80%	66%
Vaughan Nelson Select Fund	1%	7%	6%

In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent relative performance had shown improvement relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The Trustees further noted that the Loomis Sayles Global Growth Fund and Loomis Sayles Senior Floating Rate and Fixed Income Fund had total advisory fee rates that were at or below the medians of their respective peer groups of funds.

The Trustees noted that Vaughan Nelson Select Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including that the advisory fee rate and expense limitation of the Fund had been reduced effective July 1, 2021 and the comparison against the peer group did not reflect the full impact of that reduction.

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The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2023.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021

(including updates through May 31, 2022)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Loomis Sayles Senior Floating Rate and Fixed Income Fund has established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2022 through May 31, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

|  10

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Brazil — 6.7%
1,117,024	Ambev S.A., ADR	$3,306,391
5,491	MercadoLibre, Inc.(a)	4,315,267

		7,621,658

	Canada — 1.9%
5,828	Shopify, Inc., Class A(a)	2,186,199

	China — 12.6%
17,667	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	1,696,915
17,304	Baidu, Inc., Sponsored ADR(a)(b)	2,428,616
226,932	Budweiser Brewing Co. APAC Ltd., 144A	602,362
13,342	NXP Semiconductors NV	2,531,778
80,900	Tencent Holdings Ltd.(b)	3,698,616
73,385	Trip.com Group Ltd., ADR(a)(b)	1,618,873
38,909	Yum China Holdings, Inc.	1,768,803

		14,345,963

	Denmark — 1.8%
18,894	Novo Nordisk A/S, Class B	2,098,188

	France — 0.8%
12,836	Sodexo S.A.	959,015

	Japan — 2.5%
17,400	FANUC Corp.	2,836,184

	Netherlands — 3.4%
2,471	Adyen NV, 144A(a)	3,826,752

	Switzerland — 10.1%
39,730	CRISPR Therapeutics AG(a)	2,306,326
67,156	Novartis AG, (Registered)	6,100,437
9,318	Roche Holding AG	3,175,490

		11,582,253

	United Kingdom — 4.4%
81,433	Experian PLC	2,724,114
7,721	Reckitt Benckiser Group PLC	595,995
35,056	Unilever PLC	1,687,372

		5,007,481

	United States — 53.4%
17,980	Alnylam Pharmaceuticals, Inc.(a)	2,261,884
2,969	Alphabet, Inc., Class A(a)	6,755,188
2,830	Amazon.com, Inc.(a)	6,803,858
6,476	Autodesk, Inc.(a)	1,345,389
16,135	Block, Inc.(a)	1,411,974
27,082	Boeing Co. (The)(a)	3,558,575
3,181	Deere & Co.	1,138,098
46,057	Doximity, Inc., Class A(a)	1,611,534
8,817	Expeditors International of Washington, Inc.	959,642
24,931	Meta Platforms, Inc., Class A(a)	4,827,639
17,543	Microsoft Corp.	4,769,415
17,432	Nestle S.A., (Registered)	2,132,234
10,144	Netflix, Inc.(a)	2,002,831
55,490	Oracle Corp.	3,990,841
15,991	QUALCOMM, Inc.	2,290,231
14,967	Salesforce, Inc.(a)	2,398,312
20,036	SEI Investments Co.	1,170,704
2,693	Tesla, Inc.(a)	2,041,994
112,671	Under Armour, Inc., Class A(a)	1,192,059
8,323	Vertex Pharmaceuticals, Inc.(a)	2,235,974
23,542	Visa, Inc., Class A	4,994,906
7,922	Yum! Brands, Inc.	962,285

		60,855,567

	Total Common Stocks (Identified Cost $120,587,833)	111,319,260

Short-Term Investments — 1.0%
$1,117,846	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2022 at 0.100% to be repurchased at $1,117,849 on 6/01/2022 collateralized by $994,800 U.S. Treasury Bond, 5.250% due 11/15/2028 valued at $1,140,212 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,117,846)	$1,117,846

	Total Investments — 98.6% (Identified Cost $121,705,679)	112,437,106
	Other assets less liabilities — 1.4%	1,618,106

	Net Assets — 100.0%	$114,055,212

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 8 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the value of Rule 144A holdings amounted to $4,429,114 or 3.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at May 31, 2022 (Unaudited)

Interactive Media & Services	15.5%
Internet & Direct Marketing Retail	12.7
Software	11.0
IT Services	10.9
Pharmaceuticals	9.9
Biotechnology	6.0
Semiconductors & Semiconductor Equipment	4.2
Machinery	3.5
Beverages	3.4
Hotels, Restaurants & Leisure	3.2
Aerospace & Defense	3.1
Professional Services	2.4
Other Investments, less than 2% each	11.8
Short-Term Investments	1.0

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at May 31, 2022 (Unaudited)

United States Dollar	71.9%
Swiss Franc	10.0
Euro	5.7
Hong Kong Dollar	3.8
British Pound	2.9
Japanese Yen	2.5
Danish Krone	1.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 88.7% of Net Assets
	Aerospace & Defense — 0.2%
$2,997,000	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 1-month LIBOR + 4.000%, 5.060%, 12/06/2028(a)(b)	$2,908,588

	Airlines — 2.3%
9,595,000	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3-month LIBOR + 4.750%, 5.813%, 4/20/2028(a)(b)	9,554,221
2,489,000	Air Canada, 2021 Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 8/11/2028(a)(b)	2,419,010
5,062,086	LifeMiles Ltd., 2021 Term Loan B, 3-month LIBOR + 5.250%, 6.825%, 8/30/2026(a)(c)	4,815,309
2,500,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 3-month LIBOR + 5.250%, 6.250%, 6/21/2027(a)(c)	2,533,325
7,474,000	SkyMiles IP Ltd., 2020 SkyMiles Term Loan B, 3-month LIBOR + 3.750%, 4.813%, 10/20/2027(a)(c)	7,537,529
8,108,100	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.711%, 4/21/2028(a)(b)	7,874,992

		34,734,386

	Automotive — 2.4%
8,555,475	Autokiniton U.S. Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 4.500%, 5.345%, 4/06/2028(a)(d)	8,097,757
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3-month LIBOR + 8.500%, 9.739%, 3/30/2028(a)(c)	3,888,320
8,092,966	First Brands Group LLC, 2021 Term Loan, 3-month SOFR + 4.750%, 6.000%, 3/30/2027(a)(c)	7,738,899
5,448,474	IXS Holdings, Inc., 2020 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 3/05/2027(a)(b)	4,826,421
5,979,381	PAI Holdco, Inc., 2020 Term Loan B, 3-month LIBOR + 3.500%, 4.739%, 10/28/2027(a)(b)	5,725,257
7,423,708	Wheel Pros LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 5.428%, 5/11/2028(a)(b)	6,108,302

		36,384,956

	Banking — 0.4%
4,293,333	Novae LLC, 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.801%, 12/22/2028(a)(b)	4,153,800
12,267	Novae LLC, Delayed Draw Term Loan, 2.500%, 12/22/2028(e)	11,868
1,214,400	Novae LLC, Delayed Draw Term Loan, 3-month SOFR + 5.000%, 5.919%, 12/22/2028(a)(b)	1,174,932

		5,340,600

	Brokerage — 4.0%
1,834,000	AllSpring Buyer LLC, 2022 Term Loan B, 3-month SOFR + 4.000%, 4.972%, 11/01/2028(a)(d)	1,778,980
500,000	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 7.500%, 8/02/2029(a)(d)	472,500
7,531,125	Astra Acquisition Corp., 2021 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.310%, 10/25/2028(a)(d)	6,991,369
908,000	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1-month SOFR + 3.750%, 4.784%, 4/09/2027(a)(c)	870,926
4,974,750	DRW Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 4.810%, 3/01/2028(a)(f)	4,777,850
6,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 7.810%, 7/20/2026(a)(f)	6,505,194
4,208,074	Edelman Financial Center LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.560%, 4/07/2028(a)(b)	4,036,764
	Brokerage — continued
7,164,000	Eisner Advisory Group LLC, Term Loan, 1-month LIBOR + 4.750%, 5.810%, 7/28/2028(a)(b)	6,913,260
6,652,110	HighTower Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.000%, 5.098%, 4/21/2028(a)(b)	6,169,832
7,500,000	Leaf Home Solutions LLC, 2022 Term Loan B, 1-month SOFR + 4.750%, 5.884%, 2/16/2029(a)(d)	6,468,750
5,088,966	Resolute Investment Managers, Inc., 2020 Term Loan C, 3-month LIBOR + 4.250%, 5.256%, 4/30/2024(a)(c)	4,821,795
10,700,651	Teneo Holdings LLC, Term Loan, 1-month SOFR + 5.250%, 6.314%, 7/11/2025(a)(f)	10,254,755

		60,061,975

	Building Materials — 3.9%
6,957,425	ACProducts, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 5/17/2028(a)(d)	5,585,977
2,563,083	CP Atlas Buyer, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 11/23/2027(a)(d)	2,323,870
5,529,000	Foley Products Co. LLC, 2021 Term Loan, 3-month SOFR + 4.750%, 5.551%, 12/29/2028(a)(d)	5,307,840
2,000,000	Janus International Group LLC, 2021 Term Loan B1, 2/12/2025(g)	1,890,000
8,500,245	Janus International Group LLC, 2021 Term Loan B1, 1-month LIBOR + 3.250%, 4.310%, 2/12/2025(a)(c)	8,032,732
3,375,444	LBM Acquisition LLC, Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 12/17/2027(a)(b)	3,075,029
2,600,000	Oscar AcquisitionCo LLC, Term Loan B, 4/29/2029(g)	2,374,138
5,892,000	Oscar AcquisitionCo LLC, Term Loan B, 3-month SOFR + 4.500%, 6.109%, 4/29/2029(a)(d)	5,380,162
7,450,531	Park River Holdings, Inc., Term Loan, 3-month LIBOR + 3.250%, 4.217%, 12/28/2027(a)(b)	6,833,180
5,795,000	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.678%, 10/15/2028(a)(d)	5,408,358
5,421,012	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.063%, 5/01/2025(a)(c)	5,209,809
6,554,552	Wilsonart LLC, 2021 Term Loan E, 3-month LIBOR + 3.250%, 4.250%, 12/31/2026(a)(c)	6,046,575

		57,467,670

	Cable Satellite — 1.8%
5,385,000	DirecTV Financing LLC, Term Loan, 8/02/2027(g)	5,200,995
11,004,465	DirecTV Financing LLC, Term Loan, 1-month LIBOR + 5.000%, 6.060%, 8/02/2027(a)(b)	10,628,442
6,327,865	Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 2-month SOFR + 4.250%, 4.920%, 2/01/2029(a)(d)	5,948,193
5,920,000	ViaSat, Inc., Term Loan, 1-month SOFR + 4.500%, 5.649%, 3/02/2029(a)(d)	5,701,730

		27,479,360

	Chemicals — 4.4%
6,982,500	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.560%, 11/30/2028(a)(d)	6,677,016
3,275,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 8.724%, 11/24/2028(a)(b)	3,176,750
1,933,519	Aruba Investments, Inc., 2020 USD Term Loan, 3-month LIBOR + 4.000%, 4.974%, 11/24/2027(a)(b)	1,841,677
1,938,260	GEON Performance Solutions LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 5.560%, 8/18/2028(a)(b)	1,885,772

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

Principal Amount	Description	Value (†)
	Chemicals — continued
$6,678,330	Groupe Solmax, Inc., Term Loan, 3-month LIBOR + 4.750%, 5.481%, 5/29/2028(b)(h)	$6,185,803
5,077,035	Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.500%, 6.075%, 8/30/2028(a)(d)	4,840,090
6,670,973	Lonza Group AG, USD Term Loan B, 3-month LIBOR + 4.000%, 5.006%, 7/03/2028(a)(b)	6,185,259
6,133,000	LSF11 A5 Holdco LLC, Term Loan, 1-month SOFR + 3.500%, 4.649%, 10/15/2028(a)(d)	5,849,349
6,216,000	Luxembourg Investment Co. 428 S.a. r.l., Term Loan B, 3-month SOFR + 5.000%, 5.651%, 1/03/2029(a)(d)	5,998,440
3,700,000	Olympus Water U.S. Holding Corp., 2022 Incremental Term Loan, 3-month SOFR + 4.500%, 5.298%, 11/09/2028(a)(d)	3,547,375
7,850,000	PMHC II, Inc., 2022 Term Loan B, 3-month SOFR + 4.250%, 5.287%, 4/23/2029(a)(d)	6,994,899
6,088,856	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 6-month LIBOR + 4.000%, 4.750%, 3/16/2027(a)(b)	5,704,527
6,418,000	U.S. Holdco Vad, Inc., 2022 Term Loan, 5/27/2029(g)	6,016,875

		64,903,832

	Construction Machinery — 1.0%
6,680,781	ASP Blade Holdings, Inc., Initial Term Loan, 1-month LIBOR + 4.000%, 5.060%, 10/13/2028(a)(d)	6,334,249
8,398,950	PECF USS Intermediate Holding III Corp., Term Loan B, 1-month LIBOR + 4.250%, 5.310%, 12/15/2028(a)(d)	7,898,961

		14,233,210

	Consumer Cyclical Services — 6.2%
997,500	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 4.813%, 9/07/2028(a)(d)	962,587
3,378,778	BIFM CA Buyer, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.560%, 6/01/2026(a)(f)	3,218,286
2,696,278	Da Vinci Purchaser Corp., 2019 Term Loan, 3-month LIBOR + 4.000%, 5.006%, 1/08/2027(a)(c)	2,592,930
7,039,559	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 4.506%, 6/28/2024(a)(c)	6,904,610
4,591,000	Galaxy U.S. Opco, Inc., Term Loan, 1-month SOFR + 4.750%, 5.784%, 4/29/2029(a)(d)	4,338,495
9,132,200	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.006%, 5/01/2024(a)(c)	8,796,227
2,500,000	Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.006%, 5/01/2025(a)(c)(i)(j)	2,500,000
10,406,771	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.739%, 5/11/2023(a)(c)	9,869,053
6,480,000	Restaurant Technologies, Inc., 2022 Term Loan B, 3-month SOFR + 4.250%, 4.901%, 4/02/2029(a)(d)	6,313,982
8,030,347	Signal Parent, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.560%, 4/03/2028(a)(b)	6,397,537
4,230,392	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.075%, 6/19/2024(a)(c)	4,166,937
7,702,098	SurveyMonkey, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 10/10/2025(a)(f)	7,432,524
	Consumer Cyclical Services — continued
5,290,682	Sweetwater Borrower LLC, Term Loan B, 1-month LIBOR + 4.750%, 5.813%, 8/07/2028(a)(b)	4,655,800
5,092,160	The Knot Worldwide, Inc., 2022 Term Loan, 1-month SOFR + 4.500%, 5.634%, 12/19/2025(a)(f)	4,977,587
3,277,365	TTF Holdings LLC, Term Loan, 1-month LIBOR + 4.250%, 5.313%, 3/31/2028(a)(b)	3,179,044
6,518,663	Vaco Holdings LLC, 2022 Term Loan, 3-month SOFR + 5.000%, 5.801%, 1/21/2029(a)(b)	6,312,216
11,338,759	WW International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.560%, 4/13/2028(a)(d)	9,394,162

		92,011,977

	Consumer Products — 3.7%
292,222	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1-month SOFR + 3.750%, 4.545%, 7/31/2028(a)(d)	277,465
807,407	AI Aqua Merger Sub, Inc., 2022 Delayed Draw Term loan, 7/31/2028(g)	765,689
3,552,593	AI Aqua Merger Sub, Inc., 2022 Term Loan B, 7/31/2028(g)	3,369,030
1,827,593	Callaway Golf Company, Term Loan B, 1-month LIBOR + 4.500%, 5.560%, 1/02/2026(a)(f)	1,807,599
6,210,435	Illuminate Merger Sub Corp., Term Loan, 3-month LIBOR + 3.500%, 4.506%, 7/21/2028(a)(d)	5,763,284
5,610,603	MajorDrive Holdings IV LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.563%, 6/01/2028(a)(d)	5,070,582
3,500,000	Mattress Firm, Inc., 2021 Term Loan B, 9/25/2028(g)	2,945,845
5,309,320	Mattress Firm, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.640%, 9/25/2028(a)(b)	4,468,695
4,256,915	Ozark Holdings LLC, 2020 Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 12/16/2027(a)(d)	4,086,638
1,858,790	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 6.496%, 5/08/2026(a)(f)	1,752,839
5,594,968	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 4.750%, 9/30/2024(c)(k)	5,427,119
10,717,000	Solis IV BV, USD Term Loan B1, 3-month SOFR + 3.500%, 4.842%, 2/26/2029(a)(d)	9,663,197
3,270,000	Springs Windows Fashions LLC, 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.928%, 10/06/2028(a)(b)	2,818,740
2,737,000	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1-month SOFR + 4.250%, 5.384%, 10/30/2027(a)(b)	2,531,725
3,369,236	Weber-Stephen Products LLC, Term Loan B, 1-month LIBOR + 3.250%, 4.310%, 10/30/2027(a)(b)	3,093,397
1,450,650	Wellness Merger Sub, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.060%, 6/30/2024(a)(f)	1,387,184

		55,229,028

	Diversified Manufacturing — 3.7%
5,104,350	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3-month LIBOR + 4.750%, 5.500%, 6/23/2028(a)(b)	4,874,654
1,993,421	Array Technologies, Inc., Term Loan B, 10/14/2027(g)	1,858,865
4,620,783	Array Technologies, Inc., Term Loan B, 3-month LIBOR + 3.250%, 4.755%, 10/14/2027(a)(d)	4,308,880
4,389,957	CMBF LLC, Term Loan, 1-month LIBOR + 6.000%, 6.845%, 8/02/2028(a)(d)	4,104,610
3,042,276	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 5.825%, 5/19/2023(a)(f)	2,764,668

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$5,650,862	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.006%, 5/01/2024(a)(f)	$5,629,671
2,763,120	Infinite Bidco LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.310%, 3/02/2028(a)(d)	2,638,780
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 8.060%, 3/02/2029(a)(d)	2,915,010
2,640,578	Shape Technologies Group, Inc., Term Loan, 1-month LIBOR + 3.000%, 4.060%, 4/21/2025(a)(f)	2,430,441
5,468,687	Tiger Acquisition LLC, 2021 Term Loan, 1-month LIBOR + 3.250%, 4.310%, 6/01/2028(a)(d)	4,904,756
4,251,250	U.S. Farathane LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.256%, 12/23/2024(a)(c)	3,698,587
2,700,000	Vertiv Group Corp., 2021 Term Loan B, 3/02/2027(g)	2,557,683
7,556,831	Vertiv Group Corp., 2021 Term Loan B, 1-month LIBOR + 2.750%, 3.550%, 3/02/2027(a)(f)	7,158,511
5,321,250	Watlow Electric Manufacturing Co., Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 3/02/2028(a)(d)	5,105,101

		54,950,217

	Electric — 0.3%
5,100,223	KAMC Holdings, Inc., 2019 Term Loan, 3-month LIBOR + 4.000%, 5.575%, 8/14/2026(a)(f)	4,029,176

	Environmental — 0.7%
5,860,591	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 3-month LIBOR + 4.500%, 5.506%, 5/05/2028(a)(c)	5,574,887
5,408,056	Northstar Group Services, Inc., 2020 Term Loan B, 1-month LIBOR + 5.500%, 6.560%, 11/12/2026(a)(c)	5,320,175

		10,895,062

	Financial Other — 1.3%
1,993,200	Anticimex International AB, 2021 USD Incremental Term Loan, 3-month LIBOR + 4.000%, 5.598%, 11/16/2028(a)(d)	1,928,421
3,733,401	APM Global Holdings Pty Ltd., Term Loan, 1-month LIBOR + 4.500%, 5.560%, 6/30/2026(a)(d)(i)(j)	3,584,065
4,595,825	GT Polaris, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.989%, 9/24/2027(a)(b)	4,404,317
53,147	Holley Purchaser, Inc., 2021 Delayed Draw Term Loan, 3.750%, 11/17/2028(e)	50,910
70,266	Holley Purchaser, Inc., 2021 Delayed Draw Term Loan, 3-month LIBOR + 3.750%, 4.592%, 11/17/2028(a)(f)	67,309
784,243	Mariner Wealth Advisors LLC, Delayed Draw Term Loan, 3-month SOFR + 3.250%, 4.496%, 8/18/2028(a)(d)	755,814
5,485,435	Mariner Wealth Advisors LLC, Term Loan B, 3-month SOFR + 3.250%, 4.496%, 8/18/2028(a)(d)	5,286,588
3,313,226	Mermaid BidCo, Inc., 2021 USD Term Loan, 3-month LIBOR + 3.500%, 4.786%, 12/22/2027(a)(b)	3,155,847

		19,233,271

	Food & Beverage — 2.8%
3,757,583	Alltech, Inc., Term Loan B, 1-month LIBOR + 4.000%, 5.060%, 10/13/2028(a)(d)	3,447,582
6,047,356	City Brewing Co. LLC, Closing Date Term Loan, 3-month LIBOR + 3.500%, 4.469%, 4/05/2028(a)(b)	5,603,903
2,000,000	Del Monte Foods, Inc., 2022 Term Loan, 5/16/2029(g)	1,905,000
	Food & Beverage — continued
5,565,000	Del Monte Foods, Inc., 2022 Term Loan, 3-month SOFR + 4.250%, 5.132%, 5/16/2029(a)(d)	5,300,663
3,000,000	Naked Juice LLC, 2nd Lien Term Loan, 1/24/2030(g)	2,868,750
2,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3-month SOFR + 6.000%, 6.751%, 1/24/2030(a)(d)	1,912,500
5,227,000	Naked Juice LLC, Term Loan, 1/24/2029(g)	5,109,393
7,659,506	Shearer’s Foods, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 4.560%, 9/23/2027(a)(b)	7,012,584
8,483,001	Triton Water Holdings, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.506%, 3/31/2028(a)(d)	7,816,746

		40,977,121

	Gaming — 1.0%
9,075,000	Fertitta Entertainment LLC, 2022 Term Loan B, 1-month SOFR + 4.000%, 5.034%, 1/27/2029(a)(d)	8,671,797
2,000,000	J&J Ventures Gaming LLC, Term Loan, 4/26/2028(g)	1,947,500
3,923,285	J&J Ventures Gaming LLC, Term Loan, 1-month LIBOR + 4.000%, 5.060%, 4/26/2028(a)(b)	3,820,299

		14,439,596

	Health Insurance — 0.3%
4,091,440	Bella Holding Co. LLC, 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 5/10/2028(a)(b)	3,938,011

	Healthcare — 5.7%
8,500,000	Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.936%, 12/10/2029(a)(d)	7,926,250
936,374	Carestream Dental Equipment, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 5.560%, 9/01/2024(a)(d)	904,771
1,074,316	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 4/12/2029(g)	1,031,343
2,327,684	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 4/12/2029(g)	2,234,577
3,506,000	EyeCare Partners LLC, 2021 Incremental Term Loan, 3-month LIBOR + 3.750%, 4.756%, 11/15/2028(a)(d)	3,274,359
1,185,000	EyeCare Partners, LLC, 2021 Incremental Term Loan, 11/15/2028(g)	1,106,707
919,358	Forefront Management Holdings LLC, 2022 Delayed Draw Term Loan, 4/02/2029(e)	891,777
4,918,563	Forefront Management Holdings LLC, 2022 Term Loan B, 3-month SOFR + 4.250%, 4.992%, 4/02/2029(a)(d)	4,771,006
7,543,995	Gainwell Acquisition Corp., Term Loan B, 3-month LIBOR + 4.000%, 5.006%, 10/01/2027(a)(b)	7,355,395
5,769,403	Heartland Dental LLC, 2021 Incremental Term Loan, 1-month LIBOR + 4.000%, 4.961%, 4/30/2025(a)(f)	5,525,414
1,000,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 7.428%, 10/15/2029(a)(d)(i)(j)	976,250
914,907	Midwest Physician Administrative Services LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 4.256%, 3/12/2028(a)(b)	846,289
6,173,975	Midwest Veterinary Partners LLC, Term Loan, 1-month LIBOR + 4.000%, 5.060%, 4/27/2028(a)(b)	5,973,321
7,218,725	MPH Acquisition Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.825%, 9/01/2028(a)(d)	6,803,648

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$6,659,000	NAPA Management Services Corp., Term Loan B, 3-month SOFR + 5.250%, 6.040%, 2/23/2029(a)(b)	$6,109,633
6,529,966	National Mentor Holdings, Inc., 2021 Term Loan, LIBOR + 3.750%, 4.778%, 3/02/2028(b)(k)	5,827,995
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3-month LIBOR + 3.750%, 4.760%, 3/02/2028(a)(b)	158,126
5,816,625	Onex TSG Intermediate Corp., 2021 Term Loan B, 1-month LIBOR + 4.750%, 5.810%, 2/28/2028(a)(b)	5,537,427
1,000,000	Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 7.310%, 2/13/2026(a)(f)	977,500
6,143,000	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1-month LIBOR + 4.250%, 5.196%, 7/09/2025(f)(h)	5,704,206
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.756%, 10/05/2028(a)(c)	975,000
4,890,640	Southern Veterinary Partners LLC, Term Loan, 3-month LIBOR + 4.000%, 5.000%, 10/05/2027(a)(c)	4,719,468
5,302,355	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1-month LIBOR + 4.250%, 5.050%, 10/01/2028(a)(d)	5,064,332

		84,694,794

	Independent Energy — 0.5%
6,841,704	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.500%, 5.560%, 10/15/2026(a)(f)	6,757,619

	Industrial Other — 2.5%
5,838,878	Artera Services LLC, Incremental Term Loan, 3-month LIBOR + 3.500%, 4.506%, 3/06/2025(a)(c)	4,554,325
5,093,000	Colibri Group LLC, 2022 Term Loan, SOFRTE + 5.000%, 5.944%, 3/12/2029(b)(k)	4,995,367
4,736,184	Gloves Buyer, Inc., 2021 Term Loan, 1-month LIBOR + 4.000%, 5.060%, 12/29/2027(a)(b)	4,523,056
4,538,625	Michael Baker International LLC, 2021 Term Loan, 1-month LIBOR + 5.000%, 6.060%, 12/01/2028(a)(b)	4,379,773
729,454	Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 3.750%, 12/16/2027(e)	698,146
20,397	Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 1-month LIBOR + 3.750%, 4.810%, 12/16/2027(a)(b)	19,522
3,850,897	Refficiency Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 4.810%, 12/16/2027(a)(b)	3,685,616
233,111	Service Logic Acquisition, Inc, Delayed Draw Term Loan, 10/29/2027(g)	222,621
260,075	Service Logic Acquisition, Inc, Delayed Draw Term Loan, 4.000%, 10/29/2027(e)	248,371
63,433	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 3-month LIBOR + 4.000%, 5.286%, 10/29/2027(a)(b)	60,578
3,266,889	Service Logic Acquisition, Inc., Term Loan, 10/29/2027(g)	3,119,879
3,889,525	Service Logic Acquisition, Inc., Term Loan, LIBOR + 4.000%, 5.238%, 10/29/2027(b)(k)	3,714,496
7,579,167	WireCo WorldGroup, Inc., 2021 Term Loan, 3-month LIBOR + 4.250%, 5.688%, 11/13/2028(a)(d)	7,382,563

		37,604,313

	Leisure — 0.7%
3,166,825	Arcis Golf LLC, Term Loan B, 1-month LIBOR + 4.250%, 5.310%, 11/24/2028(a)(d)	3,036,194
7,467,600	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 5.312%, 11/26/2026(a)(b)	7,243,572

		10,279,766

	Media Entertainment — 5.5%
6,191,000	ABG Intermediate Holdings 2 LLC, 2021 2nd Lien Term Loan, 3-month SOFR + 6.000%, 6.801%, 12/20/2029(a)(d)	5,881,450
10,635,854	Advantage Sales & Marketing, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 5.560%, 10/28/2027(a)(b)	9,862,095
2,784,600	AP Core Holdings II LLC, Amortization Term Loan B1, 1-month LIBOR + 5.500%, 6.560%, 9/01/2027(a)(b)	2,631,447
2,856,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1-month LIBOR + 5.500%, 6.560%, 9/01/2027(a)(b)	2,720,340
7,664,742	Cengage Learning, Inc., 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.750%, 7/14/2026(a)(c)	7,295,225
7,500,000	CMG Media Corp., 2021 Term Loan, 1-month LIBOR + 3.500%, 4.560%, 12/17/2026(a)(f)	7,181,250
7,425,715	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, LIBOR + 4.750%, 5.554%, 7/28/2028(d)(k)	7,042,028
2,851,210	MH Sub I LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.810%, 9/13/2024(a)(c)	2,748,567
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 7.310%, 2/23/2029(a)(f)	7,141,000
252,068	National CineMedia LLC, 2021 Incremental Term Loan, 1-month LIBOR + 8.000%, 9.063%, 12/20/2024(a)(c)	230,013
8,730,313	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 4.560%, 2/12/2027(a)(f)	8,271,971
4,815,930	RLG Holdings LLC, 2021 Term Loan, 1-month LIBOR + 4.250%, 5.310%, 7/07/2028(a)(b)	4,587,173
5,875,475	Summer (BC) Holdco B S.a.r.l., 2021 USD Term Loan B2, 3-month LIBOR + 4.500%, 5.506%, 12/04/2026(a)(b)	5,530,291
1,000,000	Syndigo LLC, 2020 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 8.750%, 12/15/2028(a)(b)	960,000
3,069,000	Syndigo LLC, 2020 Term Loan, 6-month LIBOR + 4.500%, 5.250%, 12/15/2027(a)(b)	2,961,585
6,379,000	Voyage Digital (NZ) Ltd., USD Term Loan B, 3-month SOFR + 4.500%, 5.280%, 5/11/2029(a)(d)	6,259,394

		81,303,829

	Metals & Mining — 0.4%
6,572,528	Grinding Media, Inc., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.796%, 10/12/2028(a)(b)	6,243,901

	Midstream — 0.7%
2,723,000	AL GCX Holdings LLC, Term Loan B, 5/17/2029(g)	2,658,329
7,730,480	Freeport LNG Investments LLLP, Term Loan B, 3-month LIBOR + 3.500%, 4.563%, 12/21/2028(a)(d)	7,481,172

		10,139,501

	Oil Field Services — 0.4%
6,483,750	Lucid Energy Group II Borrower LLC, 2021 Term Loan, 1-month LIBOR + 4.250%, 5.256%, 11/24/2028(a)(b)	6,255,457

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

Principal Amount	Description	Value (†)
	Packaging — 0.6%
$6,717,946	Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.883%, 10/02/2028(d)(h)	$6,243,525
2,786,000	Reynolds Group Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.560%, 9/24/2028(a)(d)	2,651,937

		8,895,462

	Paper — 1.3%
1,111,763	Domtar Corp., 2021 Term Loan B, 11/30/2028(g)	1,090,918
4,601,693	Domtar Corp., 2021 Term Loan B, 1-month LIBOR + 5.500%, 6.345%, 11/30/2028(a)(b)	4,515,411
7,251,734	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.813%, 4/20/2028(a)(b)	6,997,923
3,950,100	Spa Holdings 3 Oy, USD Term Loan B, 2/04/2028(g)	3,801,971
2,665,181	Spa Holdings 3 Oy, USD Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 2/04/2028(a)(b)	2,565,236

		18,971,459

	Pharmaceuticals — 1.3%
1,043,750	Akorn, Inc., 2020 Take Back Term Loan, 3-month LIBOR + 7.500%, 8.500%, 10/01/2025(a)(c)	1,035,055
9,756,000	Bausch Health Cos. Inc., 2022 Term Loan B, 2/01/2027(g)	8,902,350
7,339,605	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.560%, 12/16/2028(a)(d)	7,041,470
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 8.500%, 11/23/2029(a)(d)(i)(j)	1,930,000

		18,908,875

	Property & Casualty Insurance — 1.9%
3,060,330	Acrisure LLC, 2021 First Lien Term Loan B, 1-month LIBOR + 4.250%, 5.310%, 2/15/2027(a)(d)	2,976,171
3,960,100	Acrisure LLC, 2021 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 2/15/2027(a)(d)	3,806,646
6,733,912	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.560%, 2/28/2025(a)(f)	6,573,981
3,044,000	AssuredPartners, Inc., 2022 Term Loan, 1-month SOFR + 3.500%, 4.534%, 2/12/2027(a)(d)	2,899,410
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1-month LIBOR + 5.250%, 6.310%, 1/31/2028(a)(f)	4,201,796
5,451,516	Baldwin Risk Partners LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.345%, 10/14/2027(a)(d)	5,240,270
2,844,863	Broadstreet Partners, Inc., 2021 Term Loan B2, 1-month LIBOR + 3.250%, 4.310%, 1/27/2027(a)(d)	2,706,176

		28,404,450

	Restaurants — 0.3%
5,028,148	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 1-month LIBOR + 5.500%, 6.560%, 9/06/2024(a)(c)	4,935,982

	Retailers — 6.2%
5,939,155	At Home Group, Inc., Term Loan B, 3-month LIBOR + 4.000%, 4.967%, 7/24/2028(a)(d)	5,081,719
5,321,294	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.310%, 8/14/2023(a)(c)	4,833,491
783,348	Canada Goose, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 4.506%, 10/07/2027(a)(b)	755,931
	Retailers — continued
3,654,850	Container Store, Inc. (The), 2020 Term Loan B3, 3-month LIBOR + 4.750%, 5.756%, 1/31/2026(a)(c)(i)(j)	3,490,382
8,542,000	Crocs, Inc., Term Loan B, 3-month SOFR + 3.500%, 4.447%, 2/20/2029(d)(h)	7,972,505
6,595,855	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3-month LIBOR + 5.500%, 6.506%, 4/26/2028(a)(b)	6,348,510
7,683,950	Great Outdoors Group LLC, 2021 Term Loan B1, 1-month LIBOR + 3.750%, 4.810%, 3/06/2028(a)(b)	7,276,701
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 9.967%, 5/01/2025(a)(f)(i)(j)	4,696,800
4,664,935	Les Schwab Tire Centers, Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 11/02/2027(a)(b)	4,487,108
4,223,750	Mavis Tire Express Services Corp., 2021 Term Loan B, 1-month SOFR + 4.000%, 5.000%, 5/04/2028(a)(b)	4,036,680
9,449,926	Michaels Companies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.256%, 4/15/2028(a)(b)	8,107,753
3,414,000	Olaplex, Inc., 2022 Term Loan, 3-month SOFR + 3.750%, 4.799%, 2/23/2029(a)(d)	3,303,045
2,938,447	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.256%, 3/03/2028(a)(b)	2,793,963
8,521,755	PetSmart, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 2/11/2028(a)(b)	7,987,015
6,218,540	RVR Dealership Holdings LLC, Term Loan B, 3-month SOFR + 3.750%, 5.168%, 2/08/2028(a)(b)	5,539,662
5,336,100	S&S Holdings LLC, Term Loan, 3-month LIBOR + 5.000%, 5.803%, 3/11/2028(a)(d)	5,063,959
6,000,000	Tory Burch LLC, Term Loan B, 4/16/2028(g)	5,632,500
4,154,040	WOOF Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.678%, 12/21/2027(a)(b)	3,967,108

		91,374,832

	Technology — 17.3%
3,512,526	Access CIG LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.325%, 2/27/2025(a)(f)	3,369,847
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 9.325%, 2/27/2026(a)(f)	6,783,187
3,360,000	Altar BidCo, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 5.600%, 6.342%, 2/01/2030(a)(d)	3,147,211
3,955,000	Altar BidCo, Inc., 2021 Term Loan, 2/01/2029(g)	3,789,404
545,000	Altar BidCo, Inc., 2021 Term Loan, 1-month SOFR + 3.350%, 4.116%, 2/01/2029(a)(f)	522,181
6,223,306	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 5.310%, 4/23/2026(a)(f)	6,110,540
3,000,000	Ascend Learning LLC, 2021 Term Loan, 1-month LIBOR + 3.500%, 4.560%, 12/11/2028(a)(d)	2,846,790
1,051,449	Athenahealth, Inc., 2022 Delayed Draw Term Loan, 1.750%, 2/15/2029(e)	1,001,505
6,203,551	Athenahealth, Inc., 2022 Term Loan B, 1-month SOFR + 3.500%, 4.363%, 2/15/2029(a)(d)	5,908,882
897,750	Byju’s Alpha, Inc., Term Loan B, 11/24/2026(g)	812,464
5,697,720	Byju’s Alpha, Inc., Term Loan B, 3-month LIBOR + 5.500%, 7.006%, 11/24/2026(a)(b)	5,156,437
4,227,315	Castle U.S. Holding Corp., USD Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 1/29/2027(a)(f)	3,751,742
13,292,687	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 4.310%, 4/06/2026(a)(f)	12,578,206
7,094,993	Conduent Business Services LLC, 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.310%, 10/16/2028(a)(d)	7,018,154

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$6,663,106	Constant Contact, Inc., Term Loan, 3-month LIBOR + 4.000%, 5.011%, 2/10/2028(a)(b)	$6,346,608
5,838,455	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 6.575%, 7/02/2026(a)(f)	5,677,897
1,750,000	CoreLogic, Inc., Term Loan, 6/02/2028(g)	1,601,250
7,226,685	CoreLogic, Inc., Term Loan, 1-month LIBOR + 3.500%, 4.563%, 6/02/2028(a)(d)	6,612,417
6,100,000	Cornerstone OnDemand, Inc., 2021 Term Loan, 1-month LIBOR + 3.750%, 4.810%, 10/16/2028(a)(d)	5,769,563
1,733,000	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 12/16/2025(g)	1,648,880
8,196,757	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.310%, 12/16/2025(a)(b)	7,798,887
3,000,000	Dodge Data & Analytics LLC, 2022 2nd Lien Term Loan, 1-month SOFR + 8.250%, 9.051%, 2/25/2030(a)(d)(i)(j)	2,640,000
6,400,000	Dodge Data & Analytics LLC, 2022 Term Loan, 3-month SOFR + 4.750%, 5.551%, 2/23/2029(a)(d)	5,888,000
8,808,937	Endure Digital, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.250%, 2/10/2028(a)(b)	8,280,400
9,853,709	Finastra USA, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.739%, 6/13/2024(a)(c)	9,266,625
3,879,575	Flexera Software LLC, 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 3/03/2028(a)(b)	3,740,570
1,968,116	Global Client Solutions LLC, Term Loan B, 1-month LIBOR + 6.000%, 7.000%, 3/16/2026(a)(c)(i)(j)	1,928,754
8,228,674	GoTo Group, Inc., Term Loan B, 1-month LIBOR + 4.750%, 5.678%, 8/31/2027(a)(f)	7,076,659
6,564,900	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1-month LIBOR + 4.000%, 5.060%, 12/01/2027(a)(b)	6,366,771
8,380,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 7.310%, 7/07/2025(a)(b)	8,270,872
3,135,000	Imprivata, Inc., 2022 Incremental Term Loan, 1-month SOFR + 4.250%, 5.048%, 12/01/2027(a)(d)	3,063,146
6,023,894	Loyalty Ventures, Inc., Term Loan B, 1-month LIBOR + 4.500%, 5.560%, 11/03/2027(a)(d)	5,602,221
5,431,250	Lucky Bucks LLC, Term Loan, 3-month LIBOR + 5.500%, 6.253%, 7/30/2027(b)(h)	5,078,219
6,217,264	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.230%, 7/27/2028(a)(b)	5,695,014
9,819,000	McAfee LLC, 2022 USD Term Loan B, 1-month SOFR + 4.000%, 4.842%, 3/01/2029(a)(d)	9,297,415
6,692,000	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 3-month LIBOR + 4.000%, 4.500%, 12/18/2028(a)(d)	6,415,955
5,529,831	Peraton Corp., Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 2/01/2028(a)(b)	5,351,494
6,781,000	Physician Partners LLC, Term Loan, 1-month SOFR + 4.000%, 5.134%, 12/23/2028(a)(d)	6,453,274
1,441,755	Polaris Newco LLC, USD Term Loan B, 1-month LIBOR + 4.000%, 5.060%, 6/02/2028(a)(d)	1,373,099
6,130,000	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3-month SOFR + 4.250%, 4.750%, 2/01/2029(a)(d)	5,649,837
4,378,000	Redstone Holdco 2 LP, 2021 Term Loan, 3-month LIBOR + 4.750%, 5.934%, 4/27/2028(a)(b)	4,060,595
5,641,000	Renaissance Holding Corp., 2022 Incremental Term Loan, 1-month SOFR + 4.500%, 5.242%, 3/30/2029(a)(d)	5,482,375
	Technology — continued
6,201,458	Seattle Spinco, Inc., 2022 USD Term Loan B5, 1-month SOFR + 4.000%, 5.008%, 2/26/2027(a)(d)	5,844,874
5,571,281	Symplr Software, Inc., 2020 Term Loan, 3-month LIBOR + 4.500%, 5.251%, 12/22/2027(a)(b)	5,390,214
1,110,000	Ultimate Software Group, Inc. (The), 2021 2nd Lien Term Loan, 3-month LIBOR + 5.250%, 6.212%, 5/03/2027(a)(d)	1,062,137
3,925,001	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.524%, 8/20/2025(a)(f)	3,483,439
3,552,474	Verscend Holding Corp., 2021 Term Loan B, 1-month LIBOR + 4.000%, 5.060%, 8/27/2025(a)(f)	3,472,544
2,000,000	Virtusa Corp., 2022 Incremental Term Loan, 1-month SOFR + 3.750%, 4.884%, 2/15/2029(a)(b)	1,895,000
4,438,053	Virtusa Corp., First Lien Term Loan B, 1-month LIBOR + 3.750%, 4.810%, 2/11/2028(a)(b)	4,202,303
3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.456%, 4/23/2029(b)(h)	2,769,390
6,380,875	Vision Solutions, Inc., 2021 Incremental Term Loan, 3-month LIBOR + 4.000%, 5.184%, 4/24/2028(a)(b)	6,077,784
196,662	VT Topco, Inc., 2021 Delayed Draw Term Loan, 3.750%, 8/01/2025(e)	192,852
2,959,575	VT Topco, Inc., 2021 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.756%, 8/01/2025(a)(b)	2,902,248
4,394,790	WebHelp, 2021 USD Term Loan, 3-month LIBOR + 3.750%, 4.250%, 8/04/2028(a)(d)	4,316,035

		256,842,167

	Transportation Services — 1.5%
4,508,345	AIT Worldwide Logistics, Inc., 2021 Term Loan, 3-month LIBOR + 4.750%, 5.719%, 4/06/2028(a)(b)	4,240,685
5,691,551	Carriage Purchaser, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.310%, 9/30/2028(a)(b)	5,378,516
593,750	Kenan Advantage Group, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.750%, 4.810%, 3/24/2026(a)(b)	562,952
750,000	KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 5.750%, 6.810%, 9/21/2029(a)(d)	728,438
6,587,895	LaserShip, Inc., 2021 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 5/07/2028(a)(b)	6,258,500
4,597,000	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 3-month SOFR + 6.000%, 6.750%, 3/24/2028(b)(h)	4,493,567

		21,662,658

	Wireless — 0.7%
6,937,858	CCI Buyer, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 12/17/2027(a)(b)	6,642,999
3,292,829	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1-month LIBOR + 4.750%, 5.550%, 4/27/2027(a)(b)	3,194,044

		9,837,043

	Wirelines — 0.8%
5,673,790	Frontier Communications Corp., 2021 DIP Term Loan B, 3-month LIBOR + 3.750%, 4.813%, 5/01/2028(a)(b)	5,404,284
6,557,000	Zacapa LLC, 2022 Term Loan, 3-month SOFR + 4.250%, 4.766%, 3/22/2029(a)(d)	6,319,309

		11,723,593

	Total Senior Loans (Identified Cost $1,386,318,181)	1,314,053,737

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

Principal Amount	Description	Value (†)
Bonds and Notes — 3.9%
	Cable Satellite — 0.3%
$5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	$4,275,000

	Chemicals — 0.5%
1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	1,731,636
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(l)	2,805,900
3,405,000	Kobe U.S. Midco 2, Inc., 10.000% PIK or 9.250% Cash, 11/01/2026, 144A(l)	3,325,732

		7,863,268

	Consumer Cyclical Services — 0.4%
5,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	5,455,230

	Consumer Products — 0.7%
3,250,000	Coty, Inc., 6.500%, 4/15/2026, 144A	3,103,750
8,000,000	Energizer Holdings, Inc., 6.500%, 12/31/2027, 144A	7,550,720

		10,654,470

	Finance Companies — 0.2%
3,370,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	3,268,900

	Financial Other — 0.3%
4,400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	4,249,432

	Gaming — 0.3%
4,235,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	4,290,055

	Media Entertainment — 0.4%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026, 144A	4,090,542
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,783,396

		5,873,938

	REITs – Hotels — 0.3%
50,000	Service Properties Trust, 3.950%, 1/15/2028	38,733
1,200,000	Service Properties Trust, 4.750%, 10/01/2026	1,002,678
3,710,000	Service Properties Trust, 4.950%, 2/15/2027	3,083,492

		4,124,903

	REITs – Mortgage — 0.1%
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027, 144A	1,884,900

	Supermarkets — 0.4%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,585,751

	Total Bonds and Notes (Identified Cost $60,977,557)	57,525,847

Shares
Common Stocks — 0.1%
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(i)(m)(n)(o)	5,690

	Pharmaceuticals — 0.1%
192,793	Akorn, Inc.(m)(p)	1,506,292

	Total Common Stocks (Identified Cost $4,793,324)	1,511,982

Short-Term Investments — 4.8%
$71,511,084	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2022 at 0.100% to be repurchased at $71,511,282 on 6/01/2022 collateralized by $79,423,500 U.S. Treasury Note, 1.375% due 10/31/2028 valued at $72,941,374 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $71,511,084)	71,511,084

	Total Investments — 97.5% (Identified Cost $1,523,600,146)	1,444,602,650
	Other assets less liabilities — 2.5%	37,030,331

	Net Assets — 100.0%	$1,481,632,981

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of May 31, 2022 is disclosed.
(b)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added. See Note 8 of Notes to Financial Statements.
(c)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added. See Note 8 of Notes to Financial Statements.
(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added. See Note 8 of Notes to Financial Statements.
(e)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.
(f)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added. See Note 8 of Notes to Financial Statements.
(g)	Position is unsettled. Contract rate was not determined at May 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2022.
(i)	Illiquid security.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2022, the value of these securities amounted to $21,746,251 or 1.5% of net assets. See Note 2 of Notes to Financial Statements.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2022. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(l)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended May 31, 2022, interest payments were made in cash.
(m)	Non-income producing security.
(n)	Fair valued by the Fund’s adviser. At May 31, 2022, the value of this security amounted to $5,690 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund — (continued)

(o)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(p)	Securities subject to restriction on resale. At May 31, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$1,506,292	0.1%

*	Represents basis carried over in a non-taxable restructuring.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the value of Rule 144A holdings amounted to $44,876,512 or 3.0% of net assets.
DIP	Debtor In Possession
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SOFRTE	Term Secured Overnight Financing Rate

Industry Summary at May 31, 2022 (Unaudited)

Technology	17.3%
Consumer Cyclical Services	6.6
Retailers	6.2
Media Entertainment	5.9
Healthcare	5.7
Chemicals	4.9
Consumer Products	4.4
Brokerage	4.0
Building Materials	3.9
Diversified Manufacturing	3.7
Food & Beverage	2.8
Industrial Other	2.5
Automotive	2.4
Airlines	2.3
Cable Satellite	2.1
Other Investments, less than 2% each	18.0
Short-Term Investments	4.8

Total Investments	97.5
Other assets less liabilities	2.5

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2022 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 96.7% of Net Assets
	Auto Components — 0.9%
256,850	Luminar Technologies, Inc.(a)	$2,655,829

	Biotechnology — 5.6%
62,520	Vertex Pharmaceuticals, Inc.(a)	16,795,998

	Capital Markets — 4.5%
133,850	Intercontinental Exchange, Inc.	13,704,901

	Chemicals — 6.0%
99,970	Nutrien Ltd.	9,716,084
31,675	Sherwin-Williams Co. (The)	8,490,167

		18,206,251

	Communications Equipment — 3.6%
48,995	Motorola Solutions, Inc.	10,766,161

	Diversified Financial Services — 5.5%
52,295	Berkshire Hathaway, Inc., Class B(a)	16,524,174

	Diversified Telecommunication Services — 2.9%
144,510	Cogent Communications Holdings, Inc.	8,726,959

	Electric Utilities — 4.9%
196,475	NextEra Energy, Inc.	14,871,193

	Food Products — 4.3%
140,715	McCormick & Co., Inc.	13,047,095

	Health Care Equipment & Supplies — 3.2%
36,455	Danaher Corp.	9,617,558

	Household Products — 4.4%
91,885	Clorox Co. (The)	13,356,404

	Insurance — 4.0%
43,385	Aon PLC, Class A	11,959,943

	Interactive Media & Services — 2.0%
2,700	Alphabet, Inc., Class A(a)	6,143,148

	Internet & Direct Marketing Retail — 2.6%
3,254	Amazon.com, Inc.(a)	7,823,234

	IT Services — 4.1%
66,150	Jack Henry & Associates, Inc.	12,444,138

	Machinery — 2.4%
33,160	Caterpillar, Inc.	7,157,586

	Metals & Mining — 4.7%
341,145	Wheaton Precious Metals Corp.	14,092,700

	Multiline Retail — 4.5%
61,820	Dollar General Corp.	13,621,419

	Oil, Gas & Consumable Fuels — 4.7%
1,828,635	Kosmos Energy Ltd.(a)	14,153,635

	Pharmaceuticals — 5.2%
86,440	Johnson & Johnson	15,518,573

	Road & Rail — 6.7%
32,500	Saia, Inc.(a)	6,421,675
63,015	Union Pacific Corp.	13,849,437

		20,271,112

	Semiconductors & Semiconductor Equipment — 4.9%
36,455	Entegris, Inc.	4,045,047
11,385	Monolithic Power Systems, Inc.	5,127,690
30,685	NVIDIA Corp.	5,729,503

		14,902,240

	Software — 5.1%
56,255	Microsoft Corp.	15,294,047

	Total Common Stocks (Identified Cost $281,164,713)	291,654,298

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$9,683,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2022 at 0.100% to be repurchased at $9,683,946 on 6/01/2022 collateralized by $10,814,500 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $9,877,665 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,683,919)	$9,683,919

	Total Investments — 99.9% (Identified Cost $290,848,632)	301,338,217
	Other assets less liabilities — 0.1%	334,260

	Net Assets — 100.0%	$301,672,477

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

Industry Summary at May 31, 2022 (Unaudited)

Road & Rail	6.7%
Chemicals	6.0
Biotechnology	5.6
Diversified Financial Services	5.5
Pharmaceuticals	5.2
Software	5.1
Semiconductors & Semiconductor Equipment	4.9
Electric Utilities	4.9
Oil, Gas & Consumable Fuels	4.7
Metals & Mining	4.7
Capital Markets	4.5
Multiline Retail	4.5
Household Products	4.4
Food Products	4.3
IT Services	4.1
Insurance	4.0
Communications Equipment	3.6
Health Care Equipment & Supplies	3.2
Diversified Telecommunication Services	2.9
Internet & Direct Marketing Retail	2.6
Machinery	2.4
Interactive Media & Services	2.0
Auto Components	0.9
Short-Term Investments	3.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Statements of Assets and Liabilities

May 31, 2022 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$121,705,679	$1,523,600,146	$290,848,632
Net unrealized appreciation (depreciation)	(9,268,573)	(78,997,496)	10,489,585

Investments at value	112,437,106	1,444,602,650	301,338,217
Cash	—	2,348,134	—
Receivable for Fund shares sold	1,205,493	2,733,782	347,878
Receivable for securities sold	290,577	126,060,474	—
Receivable for unfunded loan commitments sold (Note 2)	—	485,875	—
Dividends and interest receivable	110,418	8,327,120	393,585
Tax reclaims receivable	207,719	—	—
Prepaid expenses (Note 7)	15	289,743	37

TOTAL ASSETS	114,251,328	1,584,847,778	302,079,717

LIABILITIES
Payable for securities purchased	13,880	92,970,341	—
Unfunded loan commitments (Note 2)	—	3,562,407	—
Payable for Fund shares redeemed	31,171	3,655,301	77,513
Distributions payable	—	1,406,449	—
Management fees payable (Note 5)	53,431	614,654	168,298
Deferred Trustees’ fees (Note 5)	33,521	297,654	88,047
Administrative fees payable (Note 5)	4,238	61,274	11,717
Payable to distributor (Note 5d)	879	27,186	1,559
Audit and tax services fees payable	25,179	47,363	24,813
Other accounts payable and accrued expenses	33,817	572,168	35,293

TOTAL LIABILITIES	196,116	103,214,797	407,240

NET ASSETS	$114,055,212	$1,481,632,981	$301,672,477

NET ASSETS CONSIST OF:
Paid-in capital	$120,690,497	$2,105,601,676	$292,739,553
Accumulated earnings (loss)	(6,635,285)	(623,968,695)	8,932,924

NET ASSETS	$114,055,212	$1,481,632,981	$301,672,477

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$4,325,216	$215,162,003	$24,917,724

Shares of beneficial interest	311,541	25,273,717	1,443,106

Net asset value and redemption price per share	$13.88	$8.51	$17.27

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.73	$8.82	$18.32

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$911,271	$78,485,224	$4,723,859

Shares of beneficial interest	68,657	9,250,769	303,420

Net asset value and offering price per share	$13.27	$8.48	$15.57

Class N shares:
Net assets	$9,633,933	$2,410,292	$2,061

Shares of beneficial interest	684,359	283,240	118

Net asset value, offering and redemption price per share	$14.08	$8.51	$17.44	*

Class Y shares:
Net assets	$99,184,792	$1,185,575,462	$272,028,833

Shares of beneficial interest	7,058,802	139,097,561	15,598,489

Net asset value, offering and redemption price per share	$14.05	$8.52	$17.44

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

21  |

Statements of Operations

For the Six Months Ended May 31, 2022 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$817,197	$301,452	$1,450,890
Non-cash dividends (Note 2b)	113,163 (a)	—	—
Interest	77	38,097,238	383
Less net foreign taxes withheld	(82,929)	(532)	(21,501)

	847,508	38,398,158	1,429,772

Expenses
Management fees (Note 5)	448,251	4,769,968	1,030,225
Service and distribution fees (Note 5)	12,165	697,769	57,005
Administrative fees (Note 5)	26,125	347,877	64,457
Trustees’ fees and expenses (Note 5)	7,495	28,081	9,947
Trustees’ fees deferred compensation (Note 5)	(3,836)	(43,283)	(12,432)
Transfer agent fees and expenses (Notes 5 and 6)	49,541	536,595	49,204
Audit and tax services fees	21,097	43,090	20,911
Commitment fees (Note 7)	658	1,254,630	1,630
Custodian fees and expenses	16,643	101,579	6,357
Legal fees (Note 7)	1,481	39,035	2,725
Registration fees	60,690	87,841	97,737
Shareholder reporting expenses	12,527	62,822	17,372
Miscellaneous expenses	26,520	358,249	18,928

Total expenses	679,357	8,284,253	1,364,066
Less waiver and/or expense reimbursement (Note 5)	(101,542)	(1,227,150)	(89,906)

Net expenses	577,815	7,057,103	1,274,160

Net investment income	269,693	31,341,055	155,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	5,307,865	(12,569,651)	2,232,585
Foreign currency transactions (Note 2c)	(8,531)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(34,499,430)	(69,108,387)	(36,297,281)
Foreign currency translations (Note 2c)	(9,148)	—	—

Net realized and unrealized loss on investments and foreign currency transactions	(29,209,244)	(81,678,038)	(34,064,696)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,939,551)	$(50,336,983)	$(33,909,084)

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

|  22

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
FROM OPERATIONS:
Net investment income (loss)	$269,693	$(258,520)	$31,341,055	$51,332,430
Net realized gain (loss) on investments and foreign currency transactions	5,299,334	8,849,904	(12,569,651)	(24,260,954)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(34,508,578)	(244,698)	(69,108,387)	43,975,682

Net increase (decrease) in net assets resulting from operations	(28,939,551)	8,346,686	(50,336,983)	71,047,158

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(424,756)	(302,254)	(4,626,102)	(7,816,936)
Class C	(94,792)	(82,175)	(1,457,245)	(3,142,482)
Class N	(858,053)	(686,183)	(56,040)	(35,590)
Class Y	(7,448,220)	(5,268,903)	(28,290,269)	(41,173,659)

Total distributions	(8,825,821)	(6,339,515)	(34,429,656)	(52,168,667)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	26,030,329	19,288,502	26,677,621	310,703,802

Net increase (decrease) in net assets	(11,735,043)	21,295,673	(58,089,018)	329,582,293
NET ASSETS
Beginning of the period	125,790,255	104,494,582	1,539,721,999	1,210,139,706

End of the period	$114,055,212	$125,790,255	$1,481,632,981	$1,539,721,999

See accompanying notes to financial statements.

23  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Select Fund
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
FROM OPERATIONS:
Net investment income	$155,612	$1,093,299
Net realized gain on investments	2,232,585	71,247,074
Net change in unrealized appreciation (depreciation) on investments	(36,297,281)	1,343,536

Net increase (decrease) in net assets resulting from operations	(33,909,084)	73,683,909

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,535,289)	(924,582)
Class C	(1,628,941)	(347,176)
Class N	(628)	(112)
Class Y	(66,474,581)	(11,428,722)

Total distributions	(74,639,439)	(12,700,592)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	158,175,577	(33,464,710)

Net increase in net assets	49,627,054	27,518,607
NET ASSETS
Beginning of the period	252,045,423	224,526,816

End of the period	$301,672,477	$252,045,423

See accompanying notes to financial statements.

|  24

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017
Net asset value, beginning of the period	$19.07		$18.78		$14.78	$13.28		$13.44	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(b)	(0.09)		(0.05)	0.00	(c)	0.02	(0.00	)(c)
Net realized and unrealized gain (loss)	(3.86)		1.52		4.88	2.03		0.26 (d)	3.15

Total from Investment Operations	(3.84)		1.43		4.83	2.03		0.28	3.15

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.05)		(0.03)	(0.03)
Net realized capital gains	(1.35)		(1.14)		(0.83)	(0.48)		(0.41)	(0.21)

Total Distributions	(1.35)		(1.14)		(0.83)	(0.53)		(0.44)	(0.24)

Net asset value, end of the period	$13.88		$19.07		$18.78	$14.78		$13.28	$13.44

Total return(e)(f)	(21.75	)%(b)(g)	7.95%		34.37%	16.25%		2.05%	30.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,325		$6,173		$4,913	$2,832		$1,851	$1,541
Net expenses(h)	1.20	%(i)	1.20	%(j)	1.25%	1.26	%(k)	1.27%	1.29%
Gross expenses	1.37	%(i)	1.29%		1.44%	1.49%		1.62%	2.56%
Net investment income (loss)	0.21	%(b)(i)	(0.43)%		(0.33)%	0.03%		0.16%	(0.00	)%(l)
Portfolio turnover rate	20%		18%		44%	37%		24%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been less than $0.01, total return would have been (24.35)% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Amount rounds to less than $0.01 per share.
(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective December 15, 2020, the expense limit decreased from 1.25% to 1.20%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.30% to 1.25%.
(l)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

25  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017
Net asset value, beginning of the period	$18.36		$18.24		$14.49	$13.06		$13.30	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04	)(b)	(0.22)		(0.16)	(0.09)		(0.09)	(0.09)
Net realized and unrealized gain (loss)	(3.70)		1.48		4.74	2.00		0.26 (c)	3.13

Total from Investment Operations	(3.74)		1.26		4.58	1.91		0.17	3.04

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.00	)(d)	—	(0.00	)(d)
Net realized capital gains	(1.35)		(1.14)		(0.83)	(0.48)		(0.41)	(0.21)

Total Distributions	(1.35)		(1.14)		(0.83)	(0.48)		(0.41)	(0.21)

Net asset value, end of the period	$13.27		$18.36		$18.24	$14.49		$13.06	$13.30

Total return(e)(f)	(22.07	)%(b)(g)	7.15%		33.44%	15.40%		1.25%	29.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$911		$1,297		$1,274	$1,079		$606	$134
Net expenses(h)	1.95	%(i)	1.95	%(j)	2.00%	2.01	%(k)	2.03%	2.04%
Gross expenses	2.12	%(i)	2.04%		2.19%	2.23%		2.37%	3.31%
Net investment loss	(0.54	)%(b)(i)	(1.17)%		(1.05)%	(0.69)%		(0.71)%	(0.73)%
Portfolio turnover rate	20%		18%		44%	37%		24%	17%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been (24.91)% and the ratio of net investment loss to average net assets would have been (0.74%).

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective December 15, 2020, the expense limit decreased from 2.00% to 1.95%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.05% to 2.00%.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$19.29		$18.93		$14.85	$13.34		$13.49	$11.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(b)	(0.03)		(0.01)	0.05		0.05	0.03
Net realized and unrealized gain (loss)	(3.90)		1.53		4.92	2.03		0.26 (c)	2.20

Total from Investment Operations	(3.86)		1.50		4.91	2.08		0.31	2.23

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.09)		(0.05)	—
Net realized capital gains	(1.35)		(1.14)		(0.83)	(0.48)		(0.41)	—

Total Distributions	(1.35)		(1.14)		(0.83)	(0.57)		(0.46)	—

Net asset value, end of the period	$14.08		$19.29		$18.93	$14.85		$13.34	$13.49

Total return(d)	(21.60	)%(b)(e)	8.21%		34.84%	16.61%		2.31%	19.80	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,634		$12,293		$11,357	$3,319		$2,843	$1
Net expenses(f)	0.90	%(g)	0.90	%(h)	0.95%	0.98	%(i)	1.00%	1.00	%(g)
Gross expenses	1.05	%(g)	0.98%		1.13%	1.22%		1.35%	15.78	%(g)
Net investment income (loss)	0.51	%(b)(g)	(0.14)%		(0.09)%	0.35%		0.38%	0.30	%(g)
Portfolio turnover rate	20%		18%		44%	37%		24%	17	%(j)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been (24.11)% and the ratio of net investment income to average net assets would have been 0.31%.

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective December 15, 2020, the expense limit decreased from 0.95% to 0.90%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.00% to 0.95%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017
Net asset value, beginning of the period	$19.27		$18.91		$14.85	$13.33		$13.48	$10.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(b)	(0.04)		(0.01)	0.04		0.04	0.05
Net realized and unrealized gain (loss)	(3.91)		1.54		4.90	2.04		0.27 (c)	3.14

Total from Investment Operations	(3.87)		1.50		4.89	2.08		0.31	3.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.08)		(0.05)	(0.05)
Net realized capital gains	(1.35)		(1.14)		(0.83)	(0.48)		(0.41)	(0.21)

Total Distributions	(1.35)		(1.14)		(0.83)	(0.56)		(0.46)	(0.26)

Net asset value, end of the period	$14.05		$19.27		$18.91	$14.85		$13.33	$13.48

Total return(d)	(21.67	)%(b)(e)	8.22%		34.70%	16.65%		2.27%	30.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$99,185		$106,028		$86,950	$63,308		$52,147	$16,053
Net expenses(f)	0.95	%(g)	0.95	%(h)	1.00%	1.01	%(i)	1.02%	1.04%
Gross expenses	1.12	%(g)	1.04%		1.19%	1.23%		1.37%	2.31%
Net investment income (loss)	0.47	%(b)(g)	(0.19)%		(0.05)%	0.30%		0.33%	0.40%
Portfolio turnover rate	20%		18%		44%	37%		24%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been (24.19)% and the ratio of net investment income to average net assets would have been 0.28%.

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective December 15, 2020, the expense limit decreased from 1.00% to 0.95%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017
Net asset value, beginning of the period	$8.96		$8.81		$9.16		$9.62		$9.89	$9.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.32		0.43		0.57		0.53	0.51
Net realized and unrealized gain (loss)	(0.43)		0.16		(0.34)		(0.45)		(0.26)	0.03

Total from Investment Operations	(0.26)		0.48		0.09		0.12		0.27	0.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.33)		(0.44)		(0.58)		(0.54)	(0.53)

Net asset value, end of the period	$8.51		$8.96		$8.81		$9.16		$9.62	$9.89

Total return(b)	(3.01	)%(c)(d)	5.47	%(c)	1.19	%(c)	1.23	%(c)	2.78%	5.53	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$215,162		$219,989		$208,251		$297,634		$532,551	$450,633
Net expenses	1.05	%(e)(f)	1.05	%(e)	1.07	%(e)(g)	1.06	%(e)(h)	1.05%	1.05	%(e)
Gross expenses	1.21	%(f)	1.24%		1.20	%(g)	1.09	%(h)	1.05%	1.08%
Net investment income	3.79	%(f)	3.56%		4.96%		6.03%		5.42%	5.14%
Portfolio turnover rate	40%		79%		65%		52%		65%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.18%
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.08%.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017
Net asset value, beginning of the period	$8.93		$8.78		$9.12		$9.59		$9.86	$9.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.25		0.37		0.50		0.46	0.43
Net realized and unrealized gain (loss)	(0.43)		0.16		(0.34)		(0.46)		(0.26)	0.03

Total from Investment Operations	(0.30)		0.41		0.03		0.04		0.20	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.26)		(0.37)		(0.51)		(0.47)	(0.45)

Net asset value, end of the period	$8.48		$8.93		$8.78		$9.12		$9.59	$9.86

Total return(b)	(3.39	)%(c)(d)	4.69	%(c)	0.53	%(c)	0.36	%(c)	2.02%	4.76	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$78,485		$89,618		$125,909		$233,387		$337,088	$318,635
Net expenses	1.80	%(e)(f)	1.80	%(e)	1.82	%(e)(g)	1.81	%(e)(h)	1.80%	1.80	%(e)
Gross expenses	1.96	%(f)	1.99%		1.95	%(g)	1.84	%(h)	1.80%	1.83%
Net investment income	3.03	%(f)	2.80%		4.27%		5.28%		4.66%	4.38%
Portfolio turnover rate	40%		79%		65%		52%		65%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.93%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.83%.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class N
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$8.96		$8.81	$9.17		$9.63		$9.90	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.34	0.46		0.60		0.57	0.37
Net realized and unrealized gain (loss)	(0.43)		0.16	(0.36)		(0.45)		(0.27)	(0.05)

Total from Investment Operations	(0.25)		0.50	0.10		0.15		0.30	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.35)	(0.46)		(0.61)		(0.57)	(0.38)

Net asset value, end of the period	$8.51		$8.96	$8.81		$9.17		$9.63	$9.90

Total return(b)	(2.86	)%(c)	5.79%	1.37%		1.54%		3.08%	3.28	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,410		$2,528	$151		$242		$191	$104
Net expenses(d)	0.75	%(e)	0.75%	0.77	%(f)	0.76	%(g)	0.74%	0.75	%(e)
Gross expenses	0.97	%(e)	1.03%	1.24	%(f)	1.11	%(g)	0.95%	0.92	%(e)
Net investment income	4.09	%(e)	3.83%	5.31%		6.33%		5.77%	5.63	%(e)
Portfolio turnover rate	40%		79%	65%		52%		65%	87	%(h)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.09%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017
Net asset value, beginning of the period	$8.97		$8.82		$9.17		$9.63		$9.90	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.34		0.46		0.59		0.56	0.54
Net realized and unrealized gain (loss)	(0.43)		0.16		(0.35)		(0.45)		(0.26)	0.02

Total from Investment Operations	(0.25)		0.50		0.11		0.14		0.30	0.56

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.35)		(0.46)		(0.60)		(0.57)	(0.55)

Net asset value, end of the period	$8.52		$8.97		$8.82		$9.17		$9.63	$9.90

Total return	(2.88	)%(b)(c)	5.73	%(b)	1.45	%(b)	1.49	%(b)	3.03%	5.79	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,185,575		$1,227,587		$875,829		$1,929,869		$3,101,286	$2,179,284
Net expenses	0.80	%(d)(e)	0.80	%(d)	0.82	%(d)(f)	0.81	%(d)(g)	0.80%	0.80	%(d)
Gross expenses	0.95	%(e)	0.99%		0.95	%(f)	0.84	%(g)	0.80%	0.83%
Net investment income	4.03	%(e)	3.80%		5.28%		6.28%		5.70%	5.41%
Portfolio turnover rate	40%		79%		65%		52%		65%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.93%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.83%.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017
Net asset value, beginning of the period	$26.43		$20.00		$18.63	$18.13		$18.59		$15.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.07	(b)	0.06	0.14		0.07		0.06
Net realized and unrealized gain (loss)	(1.90)		7.70		2.75	1.90		0.91		3.41

Total from Investment Operations	(1.91)		7.77		2.81	2.04		0.98		3.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)		(0.13)	—		(0.10)		(0.01)
Net realized capital gains	(7.25)		(1.26)		(1.31)	(1.54)		(1.34)		(0.25)

Total Distributions	(7.25)		(1.34)		(1.44)	(1.54)		(1.44)		(0.26)

Net asset value, end of the period	$17.27		$26.43		$20.00	$18.63		$18.13		$18.59

Total return(c)(d)	(10.34	)%(e)	41.46	%(b)	16.21%	13.67%		5.62%		22.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,918		$20,382		$13,722	$15,434		$17,703		$22,268
Net expenses(f)	1.08	%(g)(h)	1.10	%(i)(j)	1.13%	1.16	%(k)	1.22	%(l)	1.28	%(m)
Gross expenses	1.14	%(g)	1.14%		1.18%	1.21%		1.27%		1.33%
Net investment income (loss)	(0.12	)%(g)	0.30	%(b)	0.37%	0.84%		0.41%		0.39%
Portfolio turnover rate	45%		93%		88%	51%		54%		66%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been 40.82% and the ratio of net investment loss to average net assets would have been (0.25)%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.
(i)	Includes additional voluntary waiver of advisory fee of 0.03%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.15% to 1.10%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.15%.
(l)	Effective July 1, 2018, the expense limit decreased from 1.25% to 1.20%.
(m)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.25%.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017
Net asset value, beginning of the period	$24.61		$18.76		$17.56	$17.31		$17.84		$14.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)		(0.08	)(b)	(0.07)	0.02		(0.06)		(0.06)
Net realized and unrealized gain (loss)	(1.71)		7.19		2.58	1.77		0.87		3.28

Total from Investment Operations	(1.79)		7.11		2.51	1.79		0.81		3.22

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(7.25)		(1.26)		(1.31)	(1.54)		(1.34)		(0.25)

Net asset value, end of the period	$15.57		$24.61		$18.76	$17.56		$17.31		$17.84

Total return(c)(d)	(10.70	)%(e)	40.44	%(b)	15.31%	12.86%		4.77%		21.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,724		$5,357		$5,246	$6,313		$6,917		$7,429
Net expenses(f)	1.83	%(g)(h)	1.86	%(i)(m)	1.88%	1.91	%(j)	1.96	%(k)	2.03	%(l)
Gross expenses	1.89	%(g)	1.89%		1.93%	1.96%		2.01%		2.08%
Net investment income (loss)	(0.88	)%(g)	(0.39	)%(b)	(0.40)%	0.09%		(0.32)%		(0.37)%
Portfolio turnover rate	45%		93%		88%	51%		54%		66%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been 39.76% and the ratio of net investment loss to average net assets would have been (1.00)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.90% to 1.85%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.95% to 1.90%.
(k)	Effective July 1, 2018, the expense limit decreased from 2.00% to 1.95%.
(l)	Effective July 1, 2017, the expense limit decreased from 2.05% to 2.00%.
(m)	Includes additional voluntary waiver of advisory fee of 0.03%.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Period Ended November 30, 2017*
Net asset value, beginning of the period	$26.63		$20.14		$18.76	$18.26		$18.73		$16.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.13	(b)	0.11	0.19		0.13		0.09
Net realized and unrealized gain (loss)	(1.92)		7.76		2.77	1.91		0.89		2.36

Total from Investment Operations	(1.91)		7.89		2.88	2.10		1.02		2.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.14)		(0.19)	(0.06)		(0.15)		—
Net realized capital gains	(7.25)		(1.26)		(1.31)	(1.54)		(1.34)		—

Total Distributions	(7.28)		(1.40)		(1.50)	(1.60)		(1.49)		—

Net asset value, end of the period	$17.44		$26.63		$20.14	$18.76		$18.26		$18.73

Total return(c)	(10.24	)%(d)	41.87	%(b)	16.50%	13.93%		5.90%		15.05	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2		$2		$2	$1		$1		$1
Net expenses(e)	0.80	%(f)	0.83	%(g)	0.85%	0.87	%(h)	0.93	%(i)	0.97	%(f)(j)
Gross expenses	89.14	%(f)	49.27%		71.85%	63.51%		13.54%		14.62	%(f)
Net investment income	0.15	%(f)	0.56	%(b)	0.61%	1.10%		0.68%		0.80	%(f)
Portfolio turnover rate	45%		93%		88%	51%		54%		66	%(k)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 41.24% and the ratio of net investment income to average net assets would have been 0.02%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.90% to 0.85%.
(i)	Effective July 1, 2018, the expense limit decreased from 0.95% to 0.90%.
(j)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(k)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017
Net asset value, beginning of the period	$26.63		$20.14		$18.75	$18.25		$18.71		$15.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.13	(b)	0.11	0.19		0.13		0.11
Net realized and unrealized gain (loss)	(1.92)		7.75		2.77	1.90		0.90		3.41

Total from Investment Operations	(1.91)		7.88		2.88	2.09		1.03		3.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.13)		(0.18)	(0.05)		(0.15)		(0.04)
Net realized capital gains	(7.25)		(1.26)		(1.31)	(1.54)		(1.34)		(0.25)

Total Distributions	(7.28)		(1.39)		(1.49)	(1.59)		(1.49)		(0.29)

Net asset value, end of the period	$17.44		$26.63		$20.14	$18.75		$18.25		$18.71

Total return(c)	(10.26	)%(d)	41.81	%(b)	16.52%	13.94%		5.86%		23.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$272,029		$226,305		$205,557	$204,856		$175,017		$123,746
Net expenses(e)	0.83	%(f)(g)	0.85	%(h)(i)	0.88%	0.91	%(j)	0.96	%(k)	1.03	%(l)
Gross expenses	0.89	%(f)	0.89%		0.93%	0.96%		1.01%		1.08%
Net investment income	0.15	%(f)	0.56	%(b)	0.61%	1.09%		0.68%		0.64%
Portfolio turnover rate	45%		93%		88%	51%		54%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been less than $(0.01), total return would have been 41.17% and the ratio of net investment loss to average net assets would have been less than (0.01)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
(h)	Includes additional voluntary waiver of advisory fee of 0.03%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(j)	Effective July 1, 2019, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2018, the expense limit decreased from 1.00% to 0.95%.
(l)	Effective July 1, 2017, the expense limit decreased from 1.05% to 1.00%.

See accompanying notes to financial statements.

|  36

Notes to Financial Statements

May 31, 2022 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Senior Floating Rate and Fixed Income Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Global Growth Fund and Senior Floating Rate and Fixed Income Fund are diversified investment companies. Select Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Growth Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior

37  |

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of May 31, 2022, securities held by the Funds were fair valued as follows:

Fund	Equity Securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Global Growth Fund	$30,436,759	26.7%	$—	—	$—	—
Senior Floating Rate and Fixed Income Fund	—	—	21,746,251	1.5%	5,690	Less than 0.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

|  38

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, partnership basis adjustments, premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, deferred Trustees’ fees, net operating losses, distribution re-designations and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, defaulted and/or non-income producing securities, deferred Trustees’ fees, wash sales, partnership basis adjustments, dividends payable, foreign currency gains and losses, net operating losses, paydown gains and losses and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$140,189	$6,199,326	$6,339,515
Senior Floating Rate and Fixed Income Fund	52,168,667	—	52,168,667
Select Fund	2,374,783	10,325,809	12,700,592

39  |

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of November 30, 2021, capital loss carryforwards were as follows:

	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(112,057,167)	$—
Long-term:
No expiration date	—	(416,925,999)	—

Total capital loss carryforward	$—	$(528,983,166)	$—

As of May 31, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Federal tax cost	$121,705,679	$1,530,016,182	$290,848,632

Gross tax appreciation	$6,839,003	$134,603	$25,968,204
Gross tax depreciation	(16,107,576)	(79,752,435)	(15,478,619)

Net tax appreciation (depreciation)	$(9,268,573)	$(79,617,832)	$10,489,585

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Senior Loans.  Senior Floating Rate and Fixed Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

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Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

h.  Unfunded Loan Commitments.  Senior Floating Rate and Fixed Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of May 31, 2022, the Fund had unfunded loan commitments reflected on the Statement of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Borrower	Type	Principal Amount
Athenahealth, Inc.	2022 Delayed Draw Term Loan	$1,051,449
Forefront Management Holdings LLC	2022 Delayed Draw Term Loan	919,358
Holley Purchaser, Inc.	2021 Delayed Draw Term Loan	53,147
Novae LLC	Delayed Draw Term Loan	12,267
Refficiency Holdings LLC	2021 Delayed Draw Term Loan	729,454
Service Logic Acquisition, Inc	Delayed Draw Term Loan	260,075
VT Topco, Inc.	2021 Delayed Draw Term Loan	196,662

		$3,222,412

Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.

As of May 31, 2022, an unsettled sale of $485,875 of the unfunded loan commitment is reflected on the Statements of Assets and Liabilities, net of realized loss on the transaction.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

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Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2022, at value:

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$10,044,985	$4,300,978	$—	$14,345,963
Denmark	—	2,098,188	—	2,098,188
France	—	959,015	—	959,015
Japan	—	2,836,184	—	2,836,184
Netherlands	—	3,826,752	—	3,826,752
Switzerland	2,306,326	9,275,927	—	11,582,253
United Kingdom	—	5,007,481	—	5,007,481
United States	58,723,333	2,132,234	—	60,855,567
All Other Common Stocks(a)	9,807,857	—	—	9,807,857

Total Common Stocks	$80,882,501	$30,436,759	$—	$111,319,260

Short-Term Investments	—	1,117,846	—	1,117,846

Total	$80,882,501	$31,554,605	$—	$112,437,106

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans(a)	$—	$1,314,053,737	$—		$1,314,053,737
Bonds and Notes(a)	—	57,525,847	—		57,525,847
Common Stocks
Oil, Gas & Consumable Fuels	—	—	5,690	(b)	5,690
All Other Common Stocks(a)	—	1,506,292	—		1,506,292

Total Common Stocks	—	1,506,292	5,690		1,511,982

Short-Term Investments	—	71,511,084	—		71,511,084

Total	$—	$1,444,596,960	$5,690		$1,444,602,650

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  42

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$291,654,298	$—	$—	$291,654,298
Short-Term Investments	—	9,683,919	—	9,683,919

Total	$291,654,298	$9,683,919	$—	$301,338,217

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2021 and/or May 31, 2022:

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2022
Common Stocks
Oil, Gas & Consumable Fuels	$8,814	$—	$—	$(3,124)	$—	$—	$—	$—	$5,690	$(3,124)

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

Fund	Purchases	Sales
Global Growth Fund	$39,640,714	$24,270,355
Senior Floating Rate and Fixed Income Fund	606,664,627	634,404,521
Select Fund	206,071,426	127,498,921

5. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Global Growth Fund and Senior Floating Rate and Fixed Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Growth Fund	0.75%
Senior Floating Rate and Fixed Income Fund	0.60%

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.70%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.47%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense,

43  |

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.20%	1.95%	0.90%	0.95%
Senior Floating Rate and Fixed Income Fund	1.05%	1.80%	0.75%	0.80%
Select Fund	1.10%	1.85%	0.80%	0.85%

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2022, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Global Growth Fund	$448,251	$100,547	$—	$347,704	0.75%	0.58%
Senior Floating Rate and Fixed Income Fund	4,769,968	1,226,178	—	3,543,790	0.60%	0.45%
Select Fund	1,030,225	53,885	35,066	941,274	0.70%	0.64%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2023.
[2]

In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed limitations, Natixis Advisors may voluntarily waive additional management fees for Select Fund. Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

No expenses were recovered for any of the Funds during the six months ended May 31, 2022 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

|  44

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

For the six months ended May 31, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$6,530	$1,409	$4,226
Senior Floating Rate and Fixed Income Fund	275,747	105,505	316,517
Select Fund	31,294	6,428	19,283

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Growth Fund	$26,125
Senior Floating Rate and Fixed Income Fund	347,877
Select Fund	64,457

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Growth Fund	$44,131
Senior Floating Rate and Fixed Income Fund	495,771
Select Fund	40,701

As of May 31, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$879
Senior Floating Rate and Fixed Income Fund	27,186
Select Fund	1,559

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

45  |

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2022 were as follows:

Fund	Commissions
Global Growth Fund	$26
Senior Floating Rate and Fixed Income Fund	7,126
Select Fund	8,059

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended May 31, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Global Growth Fund	$ (3,836)
Senior Floating Rate and Fixed Income Fund	(43,283)
Select Fund	(12,432)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of May 31, 2022, Natixis and affiliates and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Natixis	Retirement Plan
Global Growth Fund	8.42%	—
Senior Floating Rate and Fixed Income Fund	—	0.77%
Select Fund	Less than 1%	—

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

|  46

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

For the six months ended May 31, 2022, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Global Growth Fund	$995
Senior Floating Rate and Fixed Income Fund	972
Select Fund	955

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$2,323	$499	$995	$45,724
Senior Floating Rate and Fixed Income Fund	74,397	28,423	972	432,803
Select Fund	4,061	822	955	43,366

7.  Line of Credit.  Global Growth Fund and Select Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended May 31, 2022, Select Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $3,633,333 at a weighted average interest rate of 1.63%. Interest expense incurred on the line of credit was $987.

Senior Floating Rate and Fixed Income Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia, Houston Branch, National Australia Bank Limited and Canadian Imperial Bank of Commerce, New York Branch (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $500,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.500% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $625,000 and an administrative agent fee of $25,000, for a total of $650,000, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended May 31, 2022, Senior Floating Rate and Fixed Income Fund had no borrowings under this agreement.

8.  Risk.  Global Growth Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/ counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not

47  |

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.

Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk (including risks associated with the expected transition away from LIBOR by June 30, 2023). There may also be less public information available about senior loans as compared to other debt securities.

Many floating rate loans issued after 2008 include a “LIBOR floor”, or a minimum interest rate to which the loan’s spread is added, to calculate the loan’s overall interest rate. As short-term market rates rise, such loans will not pay higher interest until prevailing rates exceed the floor rate stated in the loan document. If the Fund uses floating rate leverage, its leverage costs may increase before its loan portfolio income increases, and the additional income provided by leverage may diminish until market rates exceed the LIBOR floor level.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (5g)	Total Percentage of Ownership
Global Growth Fund	3	45.81%	8.42%	54.23%
Select Fund	3	38.25%	Less than 1%	38.25%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Global Growth Fund

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	26,087	$413,821	116,974	$2,219,531
Issued in connection with the reinvestment of distributions	23,202	416,129	16,100	294,736
Redeemed	(61,419)	(1,011,880)	(71,074)	(1,395,205)

Net change	(12,130)	$(181,930)	62,000	$1,119,062

Class C
Issued from the sale of shares	391	$5,750	17,440	$325,352
Issued in connection with the reinvestment of distributions	5,509	94,792	4,631	82,175
Redeemed	(7,872)	(114,704)	(21,296)	(400,488)

Net change	(1,972)	$(14,162)	775	$7,039

Class N
Issued from the sale of shares	78	$1,355	157	$3,250
Issued in connection with the reinvestment of distributions	47,236	858,053	37,161	686,183
Redeemed	(65)	(913)	(236)	(4,801)

Net change	47,249	$858,495	37,082	$684,632

Class Y
Issued from the sale of shares	1,992,639	$32,104,321	1,914,884	$37,562,396
Issued in connection with the reinvestment of distributions	394,540	7,154,677	273,013	5,036,022
Redeemed	(832,017)	(13,891,072)	(1,282,373)	(25,120,649)

Net change	1,555,162	$25,367,926	905,524	$17,477,769

Increase from capital share transactions	1,588,309	$26,030,329	1,005,381	$19,288,502

49  |

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10.  Capital Shares (continued).

Senior Floating Rate and Fixed Income Fund

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,875,236	$34,398,592	11,198,760	$100,713,711
Issued in connection with the reinvestment of distributions	404,683	3,575,836	615,096	5,528,400
Redeemed	(3,547,119)	(31,378,005)	(10,910,618)	(97,668,838)

Net change	732,800	$6,596,423	903,238	$8,573,273

Class C
Issued from the sale of shares	971,293	$8,589,082	1,354,413	$12,140,709
Issued in connection with the reinvestment of distributions	139,463	1,228,496	288,437	2,581,347
Redeemed	(1,891,580)	(16,708,101)	(5,948,394)	(53,277,576)

Net change	(780,824)	$(6,890,523)	(4,305,544)	$(38,555,520)

Class N
Issued from the sale of shares	—	$—	266,781	$2,403,000
Issued in connection with the reinvestment of distributions	6,348	56,040	3,956	35,590
Redeemed	(5,277)	(47,275)	(5,666)	(50,953)

Net change	1,071	$8,765	265,071	$2,387,637

Class Y
Issued from the sale of shares	49,363,265	$439,246,705	71,351,144	$642,588,404
Issued in connection with the reinvestment of distributions	2,447,079	21,641,358	3,527,028	31,734,373
Redeemed	(49,494,658)	(433,925,107)	(37,372,397)	(336,024,365)

Net change	2,315,686	$26,962,956	37,505,775	$338,298,412

Increase from capital share transactions	2,268,733	$26,677,621	34,368,540	$310,703,802

Select Fund

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	715,760	$14,602,980	226,662	$5,364,435
Issued in connection with the reinvestment of distributions	311,491	6,067,835	44,903	855,396
Redeemed	(355,170)	(6,555,846)	(186,594)	(4,217,826)

Net change	672,081	$14,114,969	84,971	$2,002,005

Class C
Issued from the sale of shares	54,963	$987,979	32,268	$600,100
Issued in connection with the reinvestment of distributions	90,041	1,586,526	18,366	328,014
Redeemed	(59,257)	(991,214)	(112,547)	(2,361,919)

Net change	85,747	$1,583,291	(61,913)	$(1,433,805)

Class N
Issued in connection with the reinvestment of distributions	32	$628	6	$112

Net change	32	$628	6	$112

Class Y
Issued from the sale of shares	7,277,977	$143,034,877	1,641,474	$37,234,397
Issued in connection with the reinvestment of distributions	3,204,671	62,971,719	564,849	10,816,866
Redeemed	(3,381,529)	(63,529,907)	(3,915,145)	(82,084,285)

Net change	7,101,119	$142,476,689	(1,708,822)	$(34,033,022)

Increase (decrease) from capital share transactions	7,858,979	$158,175,577	(1,685,758)	$(33,464,710)

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(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

	(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 19, 2022

By:	/s/ Matthew Block
Name:	Matthew Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	July 19, 2022